Significant Accounting and Reporting Policies - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Apr. 01, 2021	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Significant Accounting Policies [Line Items]
A maximum lag period of recognizing the results of subsidiaries and affiliates		3 months
Residential condominiums under development		¥ 74,621	¥ 62,414
Completed residential condominiums and merchandise for sale		94,400	77,149
Write-downs on completed residential condominiums and merchandise for sale		1,205	10,492	¥ 2,510
Accounting Standards Update 2018-12
Significant Accounting Policies [Line Items]
Increase (decrease) in policy liability and policy account balances	¥ 29,000	(234,000)	(51,000)
Increase (decrease) in policy liability discount rate	¥ (25,000)	165,000	38,000
Increase (decrease) in other operating assets		24,000	10,000
Increase (decrease) in life insurance costs		(25,000)	(5,000)
Accounting Standards Update 2018-12 | Cumulative Effect, Period of Adoption, Adjustment [Member]
Significant Accounting Policies [Line Items]
Increase (decrease) in retained earnings		¥ 23,000	6,000
Investment in operating leases | Transportation equipment
Significant Accounting Policies [Line Items]
Estimated average useful lives		5 years
Investment in operating leases | Measuring and information-related equipment
Significant Accounting Policies [Line Items]
Estimated average useful lives		4 years
Investment in operating leases | Real Estate Other Than Land
Significant Accounting Policies [Line Items]
Estimated average useful lives		31 years
Investment in operating leases | Other
Significant Accounting Policies [Line Items]
Estimated average useful lives		8 years
Property under Facility Operations
Significant Accounting Policies [Line Items]
Depreciation expenses		¥ 34,622	29,871	30,448
Accumulated depreciation		180,130	147,459
Office Facilities
Significant Accounting Policies [Line Items]
Depreciation expenses		8,373	9,083	¥ 8,269
Accumulated depreciation		¥ 74,507	¥ 73,063
Minimum
Significant Accounting Policies [Line Items]
Income tax settlement by tax authority		50.00%
Maximum | Property under Facility Operations | Buildings
Significant Accounting Policies [Line Items]
Estimated average useful lives		50 years
Maximum | Property under Facility Operations | Structures
Significant Accounting Policies [Line Items]
Estimated average useful lives		60 years
Maximum | Property under Facility Operations | Property, Plant and Equipment, Other Types
Significant Accounting Policies [Line Items]
Estimated average useful lives		44 years
Maximum | Office Facilities | Buildings And Structures
Significant Accounting Policies [Line Items]
Estimated average useful lives		62 years
Maximum | Office Facilities | Machinery and equipment
Significant Accounting Policies [Line Items]
Estimated average useful lives		46 years